COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Commitments

As of October 31, 2025 and 2024, the Company had neither significant financial nor capital commitment.

Contingencies

As of October 31, 2025 and 2024, the Company was not a party to any material legal or administrative proceedings. The Company further concludes that there were no legal or regulatory proceedings, either individually or in the aggregate, that could have resulted in an unfavorable outcome with a material adverse effect on the Company’s results of operations, consolidated financial condition, or cash flows.